Basis of Presentation and Our Segments (Segment Reporting Information by Total Assets and Capital Spending) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total Assets	$ 99,467	$ 100,495
Capital Spending	5,318	5,518	$ 5,207
Operating Segments [Member]
Segment Reporting Information [Line Items]
Capital Spending	4,996	5,234	5,068
Operating Segments [Member] | PepsiCo Foods North America [Member]
Segment Reporting Information [Line Items]
Capital Spending	1,306	1,444	1,557
Operating Segments [Member] | International Beverage Franchise [Member]
Segment Reporting Information [Line Items]
Capital Spending	148	110	128
Operating Segments [Member] | PepsiCo Beverages North America [Member]
Segment Reporting Information [Line Items]
Capital Spending	1,541	1,723	1,714
Operating Segments [Member] | Asia Pacific Foods (Segment) [Member]
Segment Reporting Information [Line Items]
Capital Spending	312	312	261
Operating Segments [Member] | Latin America Foods (Segment) [Member]
Segment Reporting Information [Line Items]
Capital Spending	809	814	551
Operating Segments [Member] | Europe, Middle East & Africa (Segment) [Member]
Segment Reporting Information [Line Items]
Capital Spending	880	831	857
Corporate
Segment Reporting Information [Line Items]
Capital Spending	$ 322	$ 284	$ 139